Capital risk (Details Narrative) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Statement [Line Items]
Capital of variable interest entity	¥ 450,000
Hubei Province [Member]
Statement [Line Items]
Capital requirement, description	The capital requirement for the microfinance industry is that the registered capital shall not be less than RMB50 million.